UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                Washington D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]:  Amendment Number: [ ]
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Hundredfold Advsiors LLC

Address:           2940 N. Lynnhaven Rd, #210-A
                   VA Beach, VA 23452

13F File Number:   28-12921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mary K. Collins
Title:          Managing Member
Phone:          (757) 463-7600

Signature, Place, and Date of Signing




/s/ Mary K. Collins    Virginia Beach, VA    Date:  May 14, 2008

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No. 13F File Number       Name
028-12221                 Rafferty Asset Management

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.